Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Information Related to Stock Options	A summary of information related to stock options for the years ended December 31, 2023 and 2022 is as follows:
	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2021	590,073	$0.49	$-
Granted	639,682	0.49
Exercised	-	-
Forfeited	(368,446)	-
Outstanding as of December 31, 2022	861,309	0.49	-
Granted	765,477	0.75
Exercised	-	-
Forfeited	(111,400)	0.60
Outstanding as of December 31, 2023	1,515,386	0.61	5,111,928
Exercisable as of December 31, 2023	722,264	0.66	2,413,853
Exercisable and expected to vest at December 31, 2023	1,515,386	$0.61	$5,111,928

Schedule of Stock Options were Valued Using the Range of Inputs	The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:
	Years Ended
	December 31
	2023	2022
Risk-free interest rate	3.58% - 3.91%	2.98%
Expected term (in years)	5.52-6.27%	6.0-6.3%
Expected volatility	75.0%	79.1%
Expected dividend yield	0%	0%

Schedule of Stock-Based Compensation Expense	Stock-based compensation expense for stock options and restricted common stock (Note 9) was classified in the statements of operations as follows:
	Years Ended
	December 31
	2023	2022
General and administrative	$59,002	$23,650
Operations	49,139	14,625
Research and development	416,838	152,739
Sales and marketing	19,396	4,042
	$544,375	$195,056